Insurance - Dividend Restrictions (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance
Statutory accounting practice, period that the ordinary dividends can be paid without prior approval		12 months
Maximum amount of dividends that may be paid in a 12 month period without prior approval from regulatory agencies, as a percentage of policyholder's surplus		10.00%
Statutory accounting practice, period that the extraordinary dividends can be paid without prior approval		12 months
Maximum extraordinary dividend distribution without prior approval from regulatory agency, percent		10.00%
Yosemite
Insurance
Dividends paid with approval of regulatory agency		$ 125	$ 63	$ 100
OneMain | American Health and Life and Triton Insurance Companies
Insurance
Dividends paid with approval of regulatory agency	$ 68	$ 111	$ 105